SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience translation, Restricted cash, Accounts receivable and Inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / ¥	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥) $ / ¥
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Buying rate | $ / ¥	6.5250				6.5250
Restricted cash	$ 16,858		¥ 101,496	¥ 0	¥ 110,000
Provision made for accounts receivable | ¥			0	0	¥ 0
Inventory impairment	$ 4,027	¥ 26,277	¥ 2,158	¥ 0